BUSINESS COMBINATIONS - Net Assets and Liabilities from Acquisition (Details) - Business combinations $ in Millions	Mar. 31, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Current assets, excluding cash on hand	$ 128.8
Current liabilities	(132.5)
Property, plant and equipment	8.5
Right-of-use assets	62.6
Intangible assets	219.8
Investment in equity accounted investees	4.1
Deferred tax	0.7
Other non-current assets	0.5
Long-term debt, including current portion	(73.0)
Other non-current liabilities	(20.1)
Fair value of net assets acquired, excluding cash acquired	199.4
Cash acquired	6.0
Total purchase consideration	205.4
Net short-term payable	(1.1)
Settlement of pre-existing relationship	(0.3)
Fair value of long-term contingent cash consideration payable	(11.5)
Cash consideration	$ 192.5